Acquisitions, Dispositions, and Deconsolidations - Life Sciences Acquisition (Details) - Life Sciences - BeneVir Biopharm, Inc. - USD ($)	Sep. 16, 2019	Jun. 08, 2018
Business Acquisition [Line Items]
Proceeds from divestiture of businesses		$ 72,800,000
Consideration paid		106,700,000
Cash payment to be received upon release of escrow		9,800,000
Payments to be received upon achievement of specified development milestone		$ 512,200,000
Janssen Biotech, Inc.
Business Acquisition [Line Items]
Percentage of ownership interest acquired		75.90%
Cash paid in acquisition		$ 140,000,000.0
Pansend
Business Acquisition [Line Items]
Proceeds from divestiture of businesses	$ 93,400,000
Cash payment held in escrow	$ 13,300,000
Gain on sale of business		102,100,000
Payments to be received upon achievement of specified development milestone		189,700,000
Payments to be received upon achievement of specified levels of annual net sales of licensed products		493,100,000
Noncontrolling Interest | Pansend
Business Acquisition [Line Items]
Gain on sale of business		$ 21,700,000